UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08594
Special Equities Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Special Equities Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.8%

Security	Shares	Value

Aerospace & Defense — 0.6%
Teledyne Technologies, Inc. (1)	8,200	$256,660
		$256,660

Air Freight & Logistics — 1.1%
Hub Group, Inc., Class A (1)	3,900	244,413
UTI Worldwide, Inc.	3,900	270,855
		$515,268

Beverages — 0.5%
Hansen Natural Corp. (1)	3,800	228,266
		$228,266

Biotechnology — 0.3%
United Therapeutics Corp. (1)	3,300	150,793
		$150,793

Capital Markets — 1.6%
Affiliated Managers Group, Inc. (1)	4,400	272,932
Greenhill & Co., Inc.	11,100	397,380
MarketAxess Holdings, Inc. (1)	4,685	52,331
		$722,643

Chemicals — 0.8%
Crompton Corp.	14,700	214,620
Georgia Gulf Corp.	3,300	151,734
		$366,354

Commercial Banks — 0.2%
PrivateBancorp, Inc.	2,350	73,813
		$73,813

Commercial Services & Supplies — 1.6%
Clean Harbors, Inc. (1)	4,100	75,194
Healthcare Services Group, Inc.	6,100	147,925
Heidrick & Struggles International, Inc. (1)	8,200	301,514
Labor Ready, Inc. (1)	11,900	221,935
		$746,568

Communications Equipment — 0.4%
ECI Telecom, Ltd. (1)	11,800	$84,842
F5 Networks, Inc. (1)	1,795	90,630
		$175,472

Computers & Peripherals — 1.7%
Logitech International SA ADR (1)	2,000	121,760
PalmOne, Inc. (1)	13,200	335,016
QLogic Corp. (1)	4,200	170,100
SanDisk Corp. (1)	5,100	141,780
		$768,656

Construction Materials — 0.8%
Florida Rock Industries, Inc.	3,000	176,460
Texas Industries, Inc.	3,300	177,375
		$353,835

Consumer Finance — 1.7%
First Marblehead Corp., (The) (1)	10,225	588,244
Metris Cos., Inc. (1)	12,900	149,511
NETeller PLC (1)	4,700	54,530
		$792,285

Containers & Packaging — 0.8%
Crown Holdings, Inc. (1)	8,100	126,036
Owens-Illinois, Inc. (1)	9,000	226,260
		$352,296

Diversified Telecommunication Services — 0.4%
PanAmSat Holding Corp.	10,345	175,865
		$175,865

Electrical Equipment — 0.8%
AMETEK, Inc.	4,600	185,150
Evergreen Solar, Inc. (1)	28,100	198,667
		$383,817

Electronic Equipment & Instruments — 1.4%
Cogent, Inc. (1)	8,311	209,271
Nam Tai Electronics, Inc.	8,600	228,760
Trimble Navigation, Ltd. (1)	5,600	189,336
		$627,367

Energy Equipment & Services — 3.0%
Atwood Oceanics, Inc. (1)	3,500	$232,890
Cal Dive International, Inc. (1)	2,000	90,600
Dril-Quip, Inc. (1)	7,700	236,698
Hydril Co. (1)	6,300	367,983
Maverick Tube Corp. (1)	6,200	201,562
Pride International, Inc. (1)	9,800	243,432
		$1,373,165

Food & Staples Retailing — 0.2%
Nash Finch Co.	2,500	94,975
		$94,975

Food Products — 0.4%
Pilgrim’s Pride Corp.	4,600	164,312
		$164,312

Health Care Equipment & Supplies — 9.7%
American Medical Systems Holdings, Inc. (1)	6,400	109,952
ArthroCare Corp. (1)	3,400	96,900
Aspect Medical Systems, Inc. (1)	2,700	58,293
Cooper Cos., Inc.	2,500	182,250
Dade Behring Holdings, Inc. (1)	3,500	206,255
DJ Orthopedics, Inc. (1)	6,400	160,320
Foxhollow Technologies, Inc. (1)	1,800	50,760
Haemonetics Corp. (1)	13,000	548,080
Hologic, Inc. (1)	10,600	337,875
Immucor, Inc. (1)	37,000	1,117,030
Integra LifeSciences Holdings Corp. (1)	4,800	169,056
Intermagnetics General Corp. (1)	6,100	148,474
Intralase Corp. (1)	3,924	65,688
Kyphon, Inc. (1)	8,800	221,496
Shamir Optical Industry, Ltd. (1)	7,600	117,420
SonoSite, Inc. (1)	3,200	83,136
Sybron Dental Specialties, Inc. (1)	8,500	305,150
Syneron Medical, Ltd. (1)	6,200	197,532
Ventana Medical Systems, Inc. (1)	6,200	232,252
		$4,407,919

Health Care Providers & Services — 7.8%
Centene Corp. (1)	5,800	173,942
Community Health Systems, Inc. (1)	11,100	387,501
Covance, Inc. (1)	2,900	138,069
Coventry Health Care, Inc. (1)	3,000	204,420
Genesis HealthCare Corp. (1)	8,100	347,409
Kindred Healthcare, Inc. (1)	9,500	333,450

LifePoint Hospitals, Inc. (1)	9,600	$420,864
PacifiCare Health Systems, Inc. (1)	3,300	187,836
Pharmaceutical Product Development, Inc. (1)	2,800	135,660
PRA International (1)	5,300	142,729
Psychiatric Solutions, Inc. (1)	5,800	266,800
Triad Hospitals, Inc. (1)	8,600	430,860
United Surgical Partners International, Inc. (1)	6,000	274,620
WellCare Health Plans, Inc. (1)	3,200	97,472
		$3,541,632

Hotels, Restaurants & Leisure — 9.8%
Ameristar Casinos, Inc.	5,700	311,676
Boyd Gaming Corp.	6,700	349,405
Cheesecake Factory, Inc. (The) (1)	10,400	368,680
Choice Hotels International, Inc.	5,400	334,530
Four Seasons Hotels, Inc.	1,100	77,770
Gaylord Entertainment Co. (1)	9,100	367,640
Jack in the Box, Inc. (1)	4,300	159,530
Kerzner International, Ltd. (1)	2,900	177,567
P.F. Chang’s China Bistro, Inc. (1)	5,400	322,920
Penn National Gaming, Inc. (1)	4,894	143,786
Sonic Corp. (1)	7,600	253,840
Sportingbet PLC (1)	63,700	326,379
Station Casinos, Inc.	7,550	510,003
Texas Roadhouse, Inc., Class A (1)	2,728	76,602
WMS Industries, Inc. (1)	3,187	89,746
Wynn Resorts, Ltd. (1)	8,650	585,951
		$4,456,025

Household Durables — 0.6%
Jarden Corp. (1)	2,900	133,052
M.D.C. Holdings, Inc.	2,100	146,265
		$279,317

Industrial Conglomerates — 1.3%
Walter Industries, Inc.	13,800	587,190
		$587,190

Internet & Catalog Retail — 0.2%
Coldwater Creek, Inc. (1)	3,800	70,224
		$70,224

Internet Software & Services — 2.2%
CryptoLogic, Inc.	7,000	216,860
Digital Insight Corp. (1)	5,800	95,120

Equinix, Inc. (1)	2,100	$88,914
Greenfield Online, Inc. (1)	5,641	110,846
Websense, Inc. (1)	8,700	468,060
		$979,800

IT Services — 1.4%
Cognizant Technology Solutions Corp. (1)	10,500	485,100
SRA International, Inc., Class A (1)	2,100	126,525
		$611,625

Machinery — 3.6%
Bucyrus International, Inc.	12,200	476,532
ESCO Technologies, Inc. (1)	2,300	184,805
Graco, Inc.	3,300	133,188
Joy Global, Inc.	19,650	688,929
Toro Co. (The)	1,800	159,300
		$1,642,754

Media — 1.9%
Central European Media Enterprises, Ltd. (1)	17,400	860,604
		$860,604

Metals & Mining — 7.0%
Cameco Corp.	12,800	566,272
Century Aluminum Co. (1)	6,200	187,612
Cleveland-Cliffs, Inc.	1,300	94,731
CONSOL Energy, Inc.	12,600	592,452
Ivanhoe Mines, Ltd. (1)	19,550	146,039
Massey Energy Co.	14,150	566,566
Meridian Gold, Inc. (1)	8,600	144,824
Peabody Energy Corp.	12,900	598,044
USEC, Inc.	17,300	281,644
		$3,178,184

Multi-Utilities & Unregulated Power — 0.3%
CMS Energy Corp. (1)	11,500	149,960
		$149,960

Oil & Gas — 6.8%
Bankers Petroleum, Ltd. (1)	73,000	103,781
Denbury Resources, Inc. (1)	17,900	630,617
Niko Resources, Ltd.	7,900	407,717
Overseas Shipholding Group	2,741	172,436
Plains Exploration & Production Co. (1)	7,100	247,790
Quicksilver Resources, Inc. (1)	3,700	180,301

Range Resources Corp.	7,400	$172,864
Southwestern Energy Co. (1)	7,500	425,700
Tesoro Corp. (1)	3,350	124,017
Vintage Petroleum, Inc.	19,900	626,054
		$3,091,277

Personal Products — 0.8%
Chattem, Inc. (1)	8,216	365,366
		$365,366

Pharmaceuticals — 0.4%
Connetics Corp. (1)	3,500	88,515
Valeant Pharmaceuticals International	4,500	101,340
		$189,855

Real Estate — 0.2%
ZipRealty, Inc. (1)	5,200	73,268
		$73,268

Road & Rail — 1.2%
Landstar System, Inc. (1)	5,500	180,125
Yellow Roadway Corp. (1)	6,200	362,948
		$543,073

Semiconductors & Semiconductor Equipment — 6.2%
Cypress Semiconductor Corp. (1)	24,100	303,660
Lam Research Corp. (1)	10,800	311,688
Marvell Technology Group, Ltd. (1)	4,900	187,866
MIPS Technologies, Inc. (1)	6,800	78,200
NVIDIA Corp. (1)	16,500	392,040
Sigmatel, Inc. (1)	8,100	303,183
Tessera Technologies, Inc. (1)	23,600	1,020,228
Varian Semiconductor Equipment Associates, Inc. (1)	5,700	216,657
		$2,813,522

Software — 2.1%
Intellisync Corp. (1)	33,000	120,780
Kronos, Inc. (1)	3,300	168,663
NAVTEQ, Corp. (1)	4,100	177,735
VASCO Data Security International, Inc. (1)	17,400	109,446
Verint Systems, Inc. (1)	6,700	234,098
Witness Systems, Inc. (1)	7,100	124,605
		$935,327

Specialty Retail — 5.2%
Aeropostale, Inc. (1)	4,900	$160,475
American Eagle Outfitters	24,200	715,110
Chico’s FAS, Inc. (1)	5,500	155,430
Children’s Place Retail Stores, Inc. (The) (1)	3,400	162,350
Finish Line, Inc. (The)	6,600	152,790
Hot Topic, Inc. (1)	14,300	312,455
Pacific Sunwear of California, Inc. (1)	13,700	383,326
Select Comfort Corp. (1)	5,700	116,508
Urban Outfitters, Inc. (1)	4,300	206,271
		$2,364,715

Textiles, Apparel & Luxury Goods — 0.6%
Quiksilver, Inc. (1)	10,000	290,300
		$290,300

Trading Companies & Distributors — 0.2%
WESCO International, Inc. (1)	3,400	95,200
		$95,200

Wireless Telecommunication Services — 5.0%
Nextel Partners, Inc., Class A (1)	9,700	213,012
NII Holdings, Inc., Class B (1)	31,700	1,822,750
SpectraSite, Inc. (1)	2,800	162,316
UbiquiTel, Inc. (1)	7,266	48,682
		$2,246,760

Total Common Stocks (identified cost $34,177,628)		$42,096,307

Commercial Paper — 5.6%

Security	Principal Amount (000’s omitted)	Value
General Electric Co., 2.83%, 4/1/05	$2,000	$2,000,000
Prudential Funding Corp. LLC, 2.83%, 4/1/05	556	556,000

Total Commercial Paper (at amortized cost, $2,556,000)		$2,556,000

Short-Term Investments — 2.0%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	$899	$899,000

Total Short-Term Investments (at amortized cost, $899,000)		$899,000

Total Investments — 100.4% (identified cost $37,632,628)		$45,551,307

Other Assets, Less Liabilities — (0.4)%		$(167,592)

Net Assets — 100.0%		$45,383,715

ADR	-	American Depository Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$37,632,628
Gross unrealized appreciation	$8,444,168
Gross unrealized depreciation	(525,489)
Net unrealized appreciation	$7,918,679

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 26, 2005

By:	/s/ Kevin Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer

Date:	May 26, 2005